Equipment Installment Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equipment installment plan receivables
Equipment installment plan payment period	24 months
Guarantee liability	$ 57,500,000
Short-term
Equipment installment plan receivables
Unbilled equipment installment plan receivables, gross	127,400,000	611,000
Unbilled deferred interest	(16,365,000)
Unbilled allowance for credit losses	(3,686,000)	(20,000)
Unbilled equipment installment plan receivables, net	107,349,000	591,000
Long-term
Equipment installment plan receivables
Unbilled equipment installment plan receivables, gross	89,435,000
Unbilled deferred interest	(2,791,000)
Unbilled allowance for credit losses	(6,065,000)
Unbilled equipment installment plan receivables, net	$ 80,579,000